ACQUISITIONS - Assets acquired, liabilities assumed (Details) - Insumos Agroquimicos S.A.	Apr. 09, 2021 USD ($)
Net assets incorporated
Cash and cash equivalents	$ 555,804
Other financial assets	2,024,367
Trade receivables	17,536,888
Other receivables	419,877
Income and minimum presumed income taxes recoverable	117,229
Inventory	5,603,068
Deferred tax assets	106,952
Property, plant and equipment	1,662,516
Intangible assets	264,847
Trade and other payables	(17,311,906)
Borrowings	5,928,748
Employee benefits and social security	(201,472)
Deferred revenues and advances from customers	301,017
Revaluation of existing assets
Property, plant and equipment	289,529
Intangible assets	2,659,050
Deferred tax	(884,574)
Total net assets identified	6,612,410
Non-controlling interest	3,305,543
Goodwill	470,090
Total consideration	$ 3,776,957